Debt - Summarized Debt (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Jan. 26, 2011
Debt Instrument [Line Items]
Senior Secured Revolving Credit Facility	$ 30.0	$ 20.0
Senior Secured Term Loan Facility	286.5	288.0
Senior Notes	400.0	400.0
Capital lease obligations	0.2	0.2
Total	716.5	707.9
Less:
Current maturities	33.1	23.1
Long-term debt	683.4	684.8
Total	716.5	707.9
Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes			$ 400.0
Unamortized original issue discount	$ (0.2)	$ (0.3)